Commitments and Contingencies (Tables)	12 Months Ended
Sep. 24, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Warranty Accrual
Activity related to the warranty accrual was as follows (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
Balance at beginning of period	$3,735	$—	$450
Provision	7,329	4,652	—
Warranty usage	(2,060)	(917)	(450)

Balance at end of period	$9,004	$3,735	$—